Label	Element	Value
Strive 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 500 ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Strive 500 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed large cap equity securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended July 31, 2023, the portfolio turnover rate for the Fund was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Solactive GBS United States 500 Index (the “Index”), which is a float-adjusted, capitalization weighted index consisting of equity securities of the 500 largest companies in the U.S. stock market.
Securities are first screened for inclusion in the “Index Universe.” The Index Universe is exclusively comprised of U.S. equity securities, listed on a U.S. exchange, and traded in U.S. Dollars.
To determine the Index components (each an “Index Component” and collectively, the “Index Components”) all equity securities in the Index Universe are sorted according to total market capitalization in descending order and ranked. The largest 500 securities are then selected as Index Components.
Each Index Component is subsequently assigned a weight based on its free float market capitalization. The weight represents the percentage amount of the Index Component as a percentage of the total Index. The Index is calculated as a total return index in U.S. dollars.
As of September 30, 2023, approximately 10% of the Index was comprised of technology companies. The Index Provider currently classifies securities within the Index utilizing the industry classification analysis of the North America Industry Classification System, which is a third party that is not affiliated with the Fund, the Adviser, the Sub-Adviser (as defined below) or the Index Provider. The components of the Index are likely to change over time.
The Index is normally rebalanced on a quarterly basis in February, May, August, and November.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, substantially all of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Sub-Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or higher.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive 500 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive 500 ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive 500 ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive 500 ETF | Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Strive 500 ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive 500 ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive 500 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive 500 ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive 500 ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive 500 ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive 500 ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive 500 ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive 500 ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive 500 ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Strive 500 ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive 500 ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data that is analyzed in connection with a quarterly rebalance (a “Rebalance”), (i) the Index’s exposure may be affected by significant market movements at or around the time of a Rebalance that are not predictive of the market’s performance for any subsequent Rebalance and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or around the time of a Rebalance. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Strive 500 ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive 500 ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive 500 ETF | Strive 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.0545%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.0545%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 6
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	18
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	31
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 70
Strive 1000 Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Growth ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Strive 1000 Growth ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of large- and mid-capitalization U.S. equity securities that exhibit growth characteristics.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended July 31, 2023, the portfolio turnover rate for the Fund was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Growth Index (the “Index”), which measures the performance of large- and mid-capitalization growth companies in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies.
The Index is a subset of the Bloomberg US 1000 Index (the “Growth Index Universe”), which measures the performance of the large- and mid-capitalization sector of the U.S. equity market. As of September 30, 2023, the Index had 700 constituents and represented approximately 58% of the total market value of the Bloomberg US 1000 Index. As of
September 30, 2023, the range of market capitalizations of issuers included in the Index was $1.58 billion to $2.68 trillion.
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities issued by the largest growth-oriented U.S. companies. The Index measures the performance of U.S. equity securities of issuers with higher forecasted growth, higher valuations, lower earnings yield and lower dividend yield relative to all issuers included in the Growth Index Universe. The Index Provider ranks the securities in the Growth Index Universe according to a value formula that takes into consideration the following criteria: earnings yield, valuation, dividend yield and growth, each of which are equal weighted. Within each equal weighted criteria, underlying accounting screens are assessed. Using current market prices, these accounting screens are captured at the month end prior to Index rebalancing. Virtually all accounting screens are based on trailing twelve month data, except for Earnings to Price ratios, which use forward-looking twelve-month forecasts.
Using the screens above, the Index selects the highest scoring growth stocks for inclusion. Specifically, companies that rank highly in terms of growth metrics (e.g., sales growth) and / or possess high market prices relative to peers across valuation (e.g., Sales to Price), dividend yield (Dividend to Price), and earnings metrics (e.g. Earnings to Price) are deemed to be growth stocks.
Based on this ranking, the securities that score within the highest 30% of the Growth Index Universe are included in the Index and market cap weighted. The following 40% of securities are included at a decreasing linear scale with the full 100% weight given at the 30th percentile and a 0% weight given at the 30th percentile. The bottom scoring 30% of stocks are excluded from the Index.
To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts.
As of September 30, 2023, a significant portion of the Index is represented by securities of companies in the technology, healthcare, and consumer discretionary sectors. The components of the Index will change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, substantially all of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive 1000 Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive 1000 Growth ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive 1000 Growth ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive 1000 Growth ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive 1000 Growth ETF | Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Technology Sector Risk. The Fund is expected to have exposure to companies operating in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive 1000 Growth ETF | Healthcare Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Healthcare Sector Risk. The Fund is expected to have exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Strive 1000 Growth ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Consumer Discretionary Sector Risk. The Fund is expected to have exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.
Strive 1000 Growth ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive 1000 Growth ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

Strive 1000 Growth ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive 1000 Growth ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive 1000 Growth ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive 1000 Growth ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive 1000 Growth ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive 1000 Growth ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive 1000 Growth ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The NASDAQ Stock Market, LLC (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive 1000 Growth ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive 1000 Growth ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The NASDAQ Stock Market, LLC (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive 1000 Growth ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Strive 1000 Growth ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive 1000 Growth ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last week of January and July, (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent six-month period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a six months if such changes first take effect at or near the beginning of a rebalance date. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity market.

Strive 1000 Growth ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive 1000 Growth ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive 1000 Growth ETF | Strive 1000 Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Strive 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Strive 1000 Value ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of large- and mid-capitalization U.S. equity securities that exhibit value characteristics.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended July 31, 2023, the portfolio turnover rate for the Fund was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Value Index (the “Index”), which measures the performance of the large- and mid-capitalization value sector of the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies.
The Index is a subset of the Bloomberg US 1000 Index (the “Value Index Universe”), which measures the performance of the large- and mid-capitalization sector of the U.S. equity market. As of September 30, 2023, the Index had 698 constituents and represented approximately 69% of the total market value of the Bloomberg US 1000 Index. As of
September 30, 2023, the range of market capitalizations of issuers included in the Index was $1.35 billion to $763.9 billion.
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities issued by the largest value-oriented U.S. companies. The Index measures the performance of U.S. equity securities of issuers with higher earnings yield, higher dividend yield and lower forecasted growth and lower valuations relative to all securities included in the Value Index Universe. The Index Provider ranks the securities in the Value Index Universe according to a value formula that takes into consideration the following criteria: earnings yield, valuation, dividend yield and growth, each of which are equal weighted. Within each equal weighted criteria, underlying accounting screens are assessed. Using current market prices, these accounting screens are captured at the month end prior to Index rebalancing. Virtually all accounting screens are based on trailing twelve month data, except for Earnings to Price ratios, which use forward-looking twelve-month forecasts.
Using the screens above, the Index selects the highest scoring value stocks for inclusion. Specifically, companies that rank highly in terms of value metrics (e.g., stable or mature sales growth) and / or possess low market prices relative to peers across valuation (e.g., Sales to Price), dividend yield (Dividend to Price), and earnings metrics (e.g. Earnings to Price) are deemed to be value stocks.
Based on this ranking, the securities that score within the highest 30% of the Value Index Universe are included in the Index and are market cap weighted. The following 40% of securities are included at an increasing linear scale with the full 100% weight given at the 30th percentile and a 0% weight given at the 70th percentile. The bottom scoring 30% of stocks are excluded from the Index.
To be eligible for inclusion in the Index, a security must meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts.
As of September 30, 2023, a significant portion of the Index is represented by securities of companies in the Financials, Healthcare, Industrials and Consumer Discretionary sectors. The components of the Index will change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, substantially all of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive 1000 Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive 1000 Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive 1000 Value ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive 1000 Value ETF | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Investing Risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Strive 1000 Value ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive 1000 Value ETF | Healthcare Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Healthcare Sector Risk. The Fund is expected to have exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Strive 1000 Value ETF | Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Industrials Sector Risk. The Fund is expected to have exposure to companies in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Strive 1000 Value ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Consumer Discretionary Sector Risk. The Fund is expected to have exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.

Strive 1000 Value ETF | Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Energy Sector Risk. The Fund is expected to have exposure to companies in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences.

Strive 1000 Value ETF | Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Strive 1000 Value ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive 1000 Value ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive 1000 Value ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive 1000 Value ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive 1000 Value ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive 1000 Value ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive 1000 Value ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive 1000 Value ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The NASDAQ Stock Market, LLC (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive 1000 Value ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive 1000 Value ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The NASDAQ Stock Market, LLC (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive 1000 Value ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive 1000 Value ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive 1000 Value ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last week of January and July, (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent six-month period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as six months if such changes first take effect at or near the beginning of a quarter. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive 1000 Value ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive 1000 Value ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive 1000 Value ETF | Strive 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Strive Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Small-Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strive Small-Cap ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended July 31, 2023, the portfolio turnover rate for the Fund was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 600 Index (the “Index”), which measures the performance of the small-capitalization sector in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”).
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities. The Index is a subset of the Bloomberg US 3000 Index, which measures the performance of the broad U.S. equity market, and the Bloomberg US 1500 Index, which consists of the securities ranked 1 to 1500 by market capitalization in the Bloomberg US 3000 Index. The Index consists of the lower 600 in capitalization of the Bloomberg US 1500 Index (i.e., 901 to
1500). The Index primarily measures the performance of the small-capitalization sector of the U.S. equity market. As of September 30, 2023, the Index had 593 constituents and represented approximately 7% of the total market value of the Bloomberg US 3000 Index. As of September 30, 2023, the range of market capitalizations of issuers included in the Index was $876.5 million to $6.5 billion. The average market cap of the Index was $3.3 billion.
To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts.
As of September 30, 2023, a significant portion of the Index is represented by securities of companies in the Financials, Industrials, Technology, Consumer Discretionary, and Healthcare sectors. The components of the Index are likely to change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Under normal circumstances, substantially all, but at least 80%, of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in U.S. small cap equity securities.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive Small-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive Small-Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive Small-Cap ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive Small-Cap ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there isn’t a readily available market price.

Strive Small-Cap ETF | Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Technology Sector Risk. The Fund is expected to have exposure to companies operating in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive Small-Cap ETF | Healthcare Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Healthcare Sector Risk. The Fund is expected to have exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations, including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Strive Small-Cap ETF | Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Industrials Sector Risk. The Fund is expected to have exposure to companies in the Industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Strive Small-Cap ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Consumer Discretionary Sector Risk. The Fund is expected to have exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.

Strive Small-Cap ETF | Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Strive Small-Cap ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive Small-Cap ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive Small-Cap ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive Small-Cap ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive Small-Cap ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive Small-Cap ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive Small-Cap ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive Small-Cap ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The NASDAQ Stock Market, LLC (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive Small-Cap ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive Small-Cap ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The NASDAQ Stock Market, LLC (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive Small-Cap ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Strive Small-Cap ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive Small-Cap ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last week of January and July, (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent six-month period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a six-months if such changes first take effect at or near the beginning of a rebalance date. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive Small-Cap ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive Small-Cap ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive Small-Cap ETF | Strive Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Strive 1000 Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Dividend Growth ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Strive 1000 Dividend Growth ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities with a history of consistently growing dividends.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended July 31, 2023, the portfolio turnover rate for the Fund was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Dividend Growth Index (the “Index”). The Index is a subset of the Bloomberg US 1000 Growth Index, which measures the performance of large- and mid-capitalization growth companies in the U.S. equity market as determined by Bloomberg. As of September 30, 2023, the Index had 232 constituents and represented approximately 51% of the total market value of the Bloomberg US 1000 Growth Index. As of September 30, 2023, the range of market capitalizations of issuers included in the Index was $2.77 billion to $2.68 trillion.
A security is eligible for inclusion in the Index if it has demonstrated five consecutive years of positive growth and exhibits a five-year dividend growth ratio that is greater than that of the overall Bloomberg US 1000 Growth Index. Each security in the Index is free float market capitalization weighted.
An Index position is capped at (i) 5% maximum at the issuer level (only the top eight securities are eligible to be weighted at 5%) and (ii) securities that are not part of the top eight securities in the Index are capped at a 2.5% maximum weight. Any excess weight from capping is redistributed proportionally to the remaining uncapped securities until there are no issuers with a weight greater than either 5% (for the top eight securities) or 2.5% (for the remaining securities).
If there are less than 20 issuers included in the Index, then all the issuers are equally weighted. For issuers with multiple securities, the issuer weight is redistributed proportionally based on the free float market capitalization of each security for a given issuer.
As of September 30, 2023, a significant portion of the Index is represented by securities of companies in the Technology, Healthcare, Financials and Industrials sectors. The components of the Index will change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on an annual basis in April. The Index constituents’ weights are normally rebalanced quarterly in January, April, July and October.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in dividend paying equity securities.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive 1000 Dividend Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive 1000 Dividend Growth ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive 1000 Dividend Growth ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive 1000 Dividend Growth ETF | Dividend-Paying Common Equity Security Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Dividend-Paying Common Equity Security Risk. Investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the broader market. Companies that issue dividend-paying stocks are not required to pay or continue paying dividends on such stocks. It is possible that issuers of the stocks held by the Fund will not declare dividends in the future or will reduce or eliminate the payment of dividends (including reducing or eliminating anticipated accelerations or increases in the payment of dividends) in the future.

Strive 1000 Dividend Growth ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive 1000 Dividend Growth ETF | Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Technology Sector Risk. The Fund is expected to have exposure to companies operating in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive 1000 Dividend Growth ETF | Healthcare Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Healthcare Sector Risk. The Fund is expected to have exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations, including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Strive 1000 Dividend Growth ETF | Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Industrials Sector Risk. The Fund is expected to have exposure to companies in the Industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Strive 1000 Dividend Growth ETF | Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Strive 1000 Dividend Growth ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

Strive 1000 Dividend Growth ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive 1000 Dividend Growth ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive 1000 Dividend Growth ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive 1000 Dividend Growth ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive 1000 Dividend Growth ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive 1000 Dividend Growth ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive 1000 Dividend Growth ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The NASDAQ Stock Market, LLC (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive 1000 Dividend Growth ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive 1000 Dividend Growth ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The NASDAQ Stock Market, LLC (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive 1000 Dividend Growth ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive 1000 Dividend Growth ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive 1000 Dividend Growth ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as January, April, July and October (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent annual period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a year if such changes first take effect at or near the beginning of a year. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive 1000 Dividend Growth ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive 1000 Dividend Growth ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive 1000 Dividend Growth ETF | Strive 1000 Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Strive Emerging Markets Ex-China ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Emerging Markets Ex-China ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Strive Emerging Markets Ex-China ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of emerging market, ex-China securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended July 31, 2023, the portfolio turnover rate for the Fund was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg Emerging Markets ex China Large & Mid Cap Index (the “Index”), which tracks large and mid-capitalization equity securities across 24 emerging market economies, excluding China. Components of the Index (each an “Index Component” and collectively the “Index Components”) are selected and weighted according to free-float market capitalization.
As of September 30, 2023, the Index consisted of 691 securities with a market capitalization range of between approximately $398.85 million and $2.26 trillion, and an average market capitalization of approximately $17.4 billion. The Index contained issuers in the following emerging market countries on that date: Brazil, Chile, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates (each an “Emerging Market” and collectively, the “Emerging Markets”). As of September 30, 2023, the Index had significant exposure to the following countries: India 23.6%, Taiwan 18.3%, South Korea 14% and Saudi Arabia 10.5%. Also of September 30, 2023, the Index had significant exposure to the Financials sector in the amount of 26.2%. The components of the Index and the Emerging Markets themselves will change over time.
Securities are first screened for inclusion in the “Index Universe.” The Index Universe is exclusively comprised of equity securities, which includes common stock and real estate investment trusts (REITs) from issuers in Emerging Markets.
To determine the Index Components, all equity securities in the Index Universe are sorted by Emerging Market country. Thereafter, Index Components are individually selected for inclusion based on such factors as free float market capitalization, trading volume thresholds, and market price cap levels. Equity securities passing these thresholds are included as Index Components within each Emerging Market.
Thereafter, the Index Components are aggregated together and ranked by total market capitalization. Each Index Component is subsequently assigned a weight based on its free float market capitalization. The weight represents the percentage amount of the Index Component as a percentage of the total Index. Starting with the largest free float market capitalization, the Index is fully comprised once approximately 85% of the accumulated free float market-capitalization of the Index Universe is selected.
The Fund’s exposure to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each country or geographic region at all times. Bloomberg Index Services Limited (the “Index Provider”) will generally deem an issuer to be located in an emerging market country based on several factors related to economic development, market size and liquidity, and capital market structure. The Index is calculated as a net total return index in U.S. dollars.
The Index is normally reconstituted on a semi-annual basis in March and September and rebalanced on a quarterly basis. New securities from initial public offerings generally must have traded for at least three months before the semi-annual reconstitution date to be considered for inclusion in the Index. Securities subject to United States, United Nations, United Kingdom or European Union sanctions may not be eligible for inclusion in the Index. Index Components impacted by such sanctions will be dropped from the Index as soon as practically possible.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the emerging market securities, which may include depositary receipts (including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) representing securities included in the Index.
The Fund will use a “representative sampling” strategy to seek to achieve its investment objective, meaning the Fund will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund may or may not hold all of the securities in the Index. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive Emerging Markets Ex-China ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive Emerging Markets Ex-China ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive Emerging Markets Ex-China ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive Emerging Markets Ex-China ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive Emerging Markets Ex-China ETF | Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Strive Emerging Markets Ex-China ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive Emerging Markets Ex-China ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Strive Emerging Markets Ex-China ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive Emerging Markets Ex-China ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive Emerging Markets Ex-China ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive Emerging Markets Ex-China ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive Emerging Markets Ex-China ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Strive Emerging Markets Ex-China ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive Emerging Markets Ex-China ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund’s returns to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions in which they are represented in the Index.

Strive Emerging Markets Ex-China ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive Emerging Markets Ex-China ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strive Emerging Markets Ex-China ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive Emerging Markets Ex-China ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive Emerging Markets Ex-China ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive Emerging Markets Ex-China ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Pursuant to the methodology that the Index Provider uses to maintain the Index, securities will only be added or removed from the Index during regular Index updates. The Index is reconstituted semi-annually and rebalanced quarterly. Changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as six months if such changes first take effect following the most recent reconstitution. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader market. Index updates may cause the Fund to purchase or sell securities at inopportune times or for prices other than at current market values. Due to these factors, the variation between the Fund’s annual return and the return of the Index may increase significantly.

Strive Emerging Markets Ex-China ETF | Sampling Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sampling Risk. The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Strive Emerging Markets Ex-China ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive Emerging Markets Ex-China ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipt Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through any voting rights with respect to the deposited securities. Therefore, the Sub-Adviser will not be able to vote on any matters with respect to these instruments.

Strive Emerging Markets Ex-China ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive Emerging Markets Ex-China ETF | Strive Emerging Markets Ex-China ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%	[6]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6],[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.32%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 406
Strive U.S. Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive U.S. Energy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Strive U.S. Energy ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities in the energy sector (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended July 31, 2023, the portfolio turnover rate for the Fund was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Solactive United States Energy Regulated Capped Index (the “Index”), which measures the performance of the energy sector of the U.S. equity market as defined by Solactive AG (the “Index Provider” or “Solactive”). The Index includes large, and mid-capitalization companies.
The Index is a subset of a float-adjusted capitalization weighted index of equity securities comprising the 1,000 largest companies from the US stock market.
The Index uses a capping methodology to constrain individual securities at quarterly rebalance to ensure: (i) the weights of any single issuer shall not exceed 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the Index shall not have a weight greater than 45% of the Index.
The weight of one or more securities in the Index may exceed these limits due to fluctuations in market value of the securities in the Index, corporate actions, or other events that change the Index composition between quarterly rebalance dates.
Substantially all of the Index is expected to be represented by securities of companies in the energy industry or sector (typically oil, coal, and natural gas companies, but may also include companies that produce renewable or alternative energy such as hydrogen, nuclear, solar, and wind power). As of September 30, 2023, approximately 94% of the Index was comprised of fossil fuel companies and approximately 6% of the Index was comprised of renewable energy companies. The Index Provider currently identifies energy companies utilizing the industry classification analysis of the North America Industry Classification System, which is a third party that is not affiliated with the Fund, the Adviser, the Sub-Adviser (as defined below) or the Index Provider. The components of the Index are likely to change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on a quarterly basis in February, May, August, and November.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in U.S. energy companies. The Sub-Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the energy industry to approximately the same extent that the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the energy industry to approximately the same extent that the Index is so concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive U.S. Energy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive U.S. Energy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Strive U.S. Energy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive U.S. Energy ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive U.S. Energy ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive U.S. Energy ETF | Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.

Strive U.S. Energy ETF | Oil and Gas Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs, and production spending. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Fund’s securities and the performance of the Fund.

Strive U.S. Energy ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive U.S. Energy ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive U.S. Energy ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index will be concentrated to a significant degree in securities of issuers located in the energy sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in the energy industry, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Strive U.S. Energy ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive U.S. Energy ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive U.S. Energy ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive U.S. Energy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive U.S. Energy ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive U.S. Energy ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive U.S. Energy ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive U.S. Energy ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive U.S. Energy ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each quarter, (i) the Index’s exposure may be affected by significant market movements at or near quarter end that are not predictive of the market’s performance for the subsequent quarter and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or near the beginning of a quarter. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Strive U.S. Energy ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive U.S. Energy ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive U.S. Energy ETF | Strive U.S. Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DRLL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 518
Strive U.S. Semiconductor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive U.S. Semiconductor ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Strive U.S. Semiconductor ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities in the semiconductor sector.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended July 31, 2023, the portfolio turnover rate for the Fund was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Solactive United States Semiconductors 30 Capped Index (the “Index”), which measures the performance of the largest thirty (30) U.S. companies in the U.S. semiconductor sector as defined by Solactive AG (the “Index Provider” or “Solactive”). The Index includes large, mid, and small capitalization companies.
The Index is a subset of a float-adjusted capitalization weighted index of equity securities covering approximately the largest 99% of the free-float market capitalization in the U.S. stock market stock market. While the Index includes large, mid and small capitalization companies, it is anticipated that the Fund’s holdings will be comprised primarily of large and mid-capitalization companies.
The Index uses a capping methodology to constrain individual securities at quarterly rebalance to ensure: (i) the weight of the five securities with the largest free float market capitalization shall be capped at 7.5% per security and (ii) the weights of the remaining securities shall not have a weight greater than 4.5% per security. The Index will generally be comprised of thirty securities, but may be less, depending upon eligible securities and underlying liquidity thereof.
The weight of one or more securities in the Index may exceed these limits due to fluctuations in market value, corporate actions, or other events that change the Index composition between quarterly rebalance dates.
Substantially all of the Index is expected to be represented by securities of companies in the semiconductor sector. Such companies generally include semiconductor manufacturers and suppliers of materials that are used by semi-conductor companies. As of September 30, 2023, over 95% of the Index was comprised of semiconductor companies. The Index Provider currently identifies semiconductor companies utilizing the industry classification analysis of the North America Industry Classification System, which is a third party that is not affiliated with the Fund, the Adviser, the Sub-Adviser (as defined below) or the Index Provider. The components of the Index are likely to change over time. The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on a quarterly basis in February, May, August, and November.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in U.S. semiconductor companies. The Sub-Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the semiconductor sector to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the semiconductor sector to approximately the same extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year.
Strive U.S. Semiconductor ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive U.S. Semiconductor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Strive U.S. Semiconductor ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive U.S. Semiconductor ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive U.S. Semiconductor ETF | Semiconductor Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Semiconductor Sector Risk. The semiconductor sector is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. The sector has experienced significant downturns, often in connection with, or in anticipation of, maturing product cycles of both semiconductor companies’ and their customers’ products and the decline in general economic conditions.

Strive U.S. Semiconductor ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive U.S. Semiconductor ETF | Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Strive U.S. Semiconductor ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive U.S. Semiconductor ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive U.S. Semiconductor ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index will be concentrated to a significant degree in securities of issuers in the semiconductor sector. To the extent that the Index concentrates in the securities of issuers in a particular industry, group of industries or sector(s), the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in the semiconductor sector, the Fund may face more risks than if it were diversified broadly over numerous industries, groups of industries or sectors.

Strive U.S. Semiconductor ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive U.S. Semiconductor ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive U.S. Semiconductor ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive U.S. Semiconductor ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive U.S. Semiconductor ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive U.S. Semiconductor ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive U.S. Semiconductor ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive U.S. Semiconductor ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive U.S. Semiconductor ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data that is analyzed in connection with a quarterly rebalance (a “Rebalance”), (i) the Index’s exposure may be affected by significant market movements at or around the time of a Rebalance that are not predictive of the market’s performance for the subsequent Rebalance and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or around the time of Rebalance. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Index rebalances may cause the Fund to purchase or sell securities at inopportune times or for prices other than at current market values. Due to these factors, the variation between the Fund’s annual return and the return of the Index may increase significantly.

Strive U.S. Semiconductor ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive U.S. Semiconductor ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive U.S. Semiconductor ETF | Strive U.S. Semiconductor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHOC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[9]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
Strive FAANG 2.0 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive FAANG 2.0 ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Strive FAANG 2.0 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of companies that are engaged in national security and natural resource security.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the fiscal year ended July 31, 2023, and therefore portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg FAANG 2.0 Select Index (the “Index”), which measures the performance of companies that are engaged in national security and natural resource security as defined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies.
To be eligible for inclusion in the Index, a security must be a member of the Bloomberg Developed Markets North America Large, Mid & Small Index, which is a free float, market-cap weighted equity index. The Bloomberg North America Large, Mid & Small Index includes the largest companies that comprise 99% of total market capitalization in North America. Thereafter, only U.S. and Canadian listed securities are included.
Each company that is included in the Index must focus its primary business activities in the “Fuel”, “Aerospace and Defense”, “Agriculture”, “Nuclear”, and “Gold and Other Base and Precious Metals” (or “Gold”) sectors (collectively, the “FAANG Sectors”). Companies within the FAANG Sectors must be classified as: (i) Fuel, which includes issuers in the oil and gas sector, (ii) Aerospace, which includes companies in the aerospace and defense sector, (iii) Agriculture, which includes companies in the agriculture chemicals, agriculture producers, agricultural machinery sector, (iv) Nuclear, which includes issuers in the nuclear energy sector, and (v) Gold, which includes companies involved in mining of base and precious metals. The Index utilizes Bloomberg Industry Classification codes to determine sector classifications for the Fuel, Aerospace and Defense, Agriculture, and Gold categories, and the Nuclear BI Theme Basket for the Nuclear category.
Bloomberg identifies companies that are within each FAANG Sector and those companies are ranked based on issuer free float market capitalization. Each of the five FAANG Sectors are equal-weighted (20% each) at the time of rebalance. Within each FAANG sector, the top 10 issuers based on free float market capitalization are selected for inclusion in the Index. Thereafter, each security’s weight is determined by dividing its free float market capitalization by the sum of the free float market capitalizations of all securities in the Index. The Index has approximately 50 constituents. The components of the Index are likely to change over time.
As of July 31, 2023, the Index had the following exposures to each FAANG Sector: 19.54% in Fuel, 19.28% in Aerospace, 20.95% in Agriculture, 20.00% in Nuclear and 20.23% in Gold. As of July 31, 2023, the Index had 51 constituents and represented approximately 3.77% of the total market value of the Bloomberg World Aggregate Index. As of July 31, 2023, the range of market capitalizations of issuers included in the Index was $429.3 billion to $3.2 billion.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a quarterly basis in March, June, September, and December. The Fund is also rebalanced in March, June, September, and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in the FAANG Sectors.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the FAANG Sectors to approximately the same extent that the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the FAANG Sectors to approximately the same extent that the Index is so concentrated.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 882-9983.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive FAANG 2.0 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive FAANG 2.0 ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Strive FAANG 2.0 ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive FAANG 2.0 ETF | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive FAANG 2.0 ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.

Strive FAANG 2.0 ETF | Oil and Gas Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs, and production spending. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Fund’s securities and the performance of the Fund.

Strive FAANG 2.0 ETF | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Strive FAANG 2.0 ETF | Equity Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive FAANG 2.0 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index may be concentrated to a significant degree in securities of issuers located in the Fuel, Aerospace, Agriculture and Gold sectors. By concentrating its investments in the Fuel, Aerospace, Agriculture and Gold sectors, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Strive FAANG 2.0 ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed, and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive FAANG 2.0 ETF | Aerospace and Defense Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Aerospace and Defense Sector Risk. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Strive FAANG 2.0 ETF | Nuclear Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Nuclear Energy Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear energy companies. The companies represented in the Fund’s portfolio may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts or terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, the nuclear energy sector is subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of companies in the nuclear energy sector may decline with a corresponding impact on earnings.
Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations (terrorist threats in particular). These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on the Fund’s portfolio companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate. Furthermore, uranium prices are subject to fluctuation. The price of uranium has been and will continue to be affected by numerous factors beyond the Fund’s control. With respect to uranium, such factors include the demand for nuclear power, political and economic conditions in uranium producing and consuming countries, uranium supply from secondary sources and uranium production levels and costs of production. In addition, the prices of crude oil, natural gas and electricity produced from traditional hydro power and possibly other undiscovered energy sources could potentially have a negative impact on the competitiveness of nuclear energy companies in which the Fund invests.

Strive FAANG 2.0 ETF | Agriculture Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Agriculture Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting agriculture companies, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence agriculture company profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations.

Strive FAANG 2.0 ETF | Gold and Precious Metals Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Gold and Precious Metals Risk. The Fund will be sensitive to changes in the overall condition of the gold, precious metals and mining sector. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The Index measures, in part, the performance of equity securities of gold and precious metals companies and does not measure the performance of direct investment in precious metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Strive FAANG 2.0 ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Strive FAANG 2.0 ETF | Canadian Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Canadian Investment Risk. Investments in securities of Canadian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by developments impacting the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Uncertainty as to the future of certain trade agreements between the U.S. and Canada may cause a decline in the value of the Fund’s Shares. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index.

Strive FAANG 2.0 ETF | Natural Resources and Commodity-Related Industries Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Natural Resources and Commodity-Related Industries Risk. The Fund is subject to the risks associated with companies in the natural resources and commodities-related industries. These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), agriculture, and precious and industrial metals and mining can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the sectors listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.

Strive FAANG 2.0 ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive FAANG 2.0 ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive FAANG 2.0 ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive FAANG 2.0 ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive FAANG 2.0 ETF | ETF Risks, Premium-Discount Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive FAANG 2.0 ETF | ETF Risks, Cost of Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive FAANG 2.0 ETF | ETF Risks, Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive FAANG 2.0 ETF | Index Rebalance Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of March, June, September, and December (i) the Index’s exposure may be affected by significant market movements at or near quarter end that are not predictive of the market’s performance for the subsequent quarter and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or near the beginning of a quarter. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive FAANG 2.0 ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Strive FAANG 2.0 ETF | Geopolitical/Natural Disaster Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Strive FAANG 2.0 ETF | Strive FAANG 2.0 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTWO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%	[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[10]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10],[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[2]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[3]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[4]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[5]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[6]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[7]	Other Expenses have been restated to reflect current fees.
[8]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[9]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[10]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[11]	Other Expenses are estimated for the current fiscal year.